CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)
Trade receivables, allowance for doubtful accounts	$ 226		$ 145
Preferred shares, par value		€ 0.01		€ 0.01
Preferred shares, Authorized	1,000,000	1,000,000	1,000,000	1,000,000
Preferred shares, Issued
Preferred shares, Outstanding
Common shares, par value		€ 0.01		€ 0.01
Common shares, Authorized	54,000,000	54,000,000	54,000,000	54,000,000
Common shares, Issued	40,008,926	40,008,926	22,373,130	22,373,130
Common shares, Outstanding	39,680,630	39,680,630	22,044,834	22,044,834
Treasury shares, shares	328,296	328,296	328,296	328,296